Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 0.8%
Textron, Inc.(1)	100,014	$4,896,684

		$4,896,684

Banks — 7.7%
Bank of America Corp.(1)	569,195	$16,603,418
JPMorgan Chase & Co.(1)	179,437	21,117,940
PNC Financial Services Group, Inc. (The)(1)	52,949	7,421,332

		$45,142,690

Beverages — 3.2%
Constellation Brands, Inc., Class A(1)	47,065	$9,755,633
PepsiCo, Inc.(1)	64,715	8,872,427

		$18,628,060

Biotechnology — 3.3%
Gilead Sciences, Inc.(1)	119,134	$7,550,713
Vertex Pharmaceuticals, Inc.(1)(2)	67,657	11,462,449

		$19,013,162

Capital Markets — 1.5%
Charles Schwab Corp. (The)(1)	211,793	$8,859,301

		$8,859,301

Chemicals — 1.3%
DuPont de Nemours, Inc.(1)	102,956	$7,341,792

		$7,341,792

Commercial Services & Supplies — 1.6%
Waste Management, Inc.(1)	83,835	$9,641,025

		$9,641,025

Consumer Finance — 2.1%
American Express Co.(1)	101,484	$12,003,528

		$12,003,528

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	173,365	$6,560,132
Verizon Communications, Inc.(1)	305,925	18,465,633

		$25,025,765

Electric Utilities — 1.8%
NextEra Energy, Inc.(1)	45,595	$10,623,179

		$10,623,179

Electrical Equipment — 2.2%
Eaton Corp. PLC(1)	151,492	$12,596,560

		$12,596,560

Security	Shares	Value
Entertainment — 3.6%
Live Nation Entertainment, Inc.(1)(2)	129,162	$8,568,607
Walt Disney Co. (The)(1)	95,602	12,458,853

		$21,027,460

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.(1)	45,594	$10,082,201
CubeSmart(1)	169,141	5,903,021

		$15,985,222

Food Products — 1.8%
Mondelez International, Inc., Class A(1)	190,348	$10,530,051

		$10,530,051

Health Care Equipment & Supplies — 4.9%
Abbott Laboratories(1)	166,199	$13,905,870
Danaher Corp.(1)	100,014	14,445,022

		$28,350,892

Health Care Providers & Services — 1.5%
Anthem, Inc.(1)	35,298	$8,475,050

		$8,475,050

Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc., Class A(1)	70,598	$8,780,273

		$8,780,273

Household Durables — 1.1%
D.R. Horton, Inc.	118,912	$6,267,852

		$6,267,852

Household Products — 2.7%
Procter & Gamble Co. (The)(1)	125,018	$15,549,739

		$15,549,739

Insurance — 2.1%
Progressive Corp. (The)(1)	157,375	$12,157,219

		$12,157,219

Interactive Media & Services — 1.5%
Alphabet, Inc., Class C(1)(2)	7,353	$8,963,307

		$8,963,307

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)(2)	11,125	$19,311,999

		$19,311,999

IT Services — 7.3%
Accenture PLC, Class A(1)	61,773	$11,882,036
Cognizant Technology Solutions Corp., Class A(1)	129,429	7,800,039
GoDaddy, Inc., Class A(1)(2)	110,310	7,278,254
Visa, Inc., Class A(1)	89,719	15,432,565

		$42,392,894

Machinery — 2.4%
Caterpillar, Inc.(1)	110,309	$13,933,130

		$13,933,130

Security	Shares	Value
Metals & Mining — 0.8%
Steel Dynamics, Inc.(1)	154,433	$4,602,103

		$4,602,103

Multi-Utilities — 1.5%
Sempra Energy(1)	58,832	$8,684,192

		$8,684,192

Oil, Gas & Consumable Fuels — 4.2%
ConocoPhillips(1)	86,776	$4,944,497
EOG Resources, Inc.(1)	57,361	4,257,333
Exxon Mobil Corp.(1)	147,079	10,385,248
Phillips 66(1)	47,066	4,819,558

		$24,406,636

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.(1)	167,669	$8,502,495
Johnson & Johnson(1)	39,712	5,137,939
Zoetis, Inc.(1)	102,956	12,827,288

		$26,467,722

Road & Rail — 2.0%
CSX Corp.(1)	170,611	$11,818,224

		$11,818,224

Semiconductors & Semiconductor Equipment — 2.5%
Texas Instruments, Inc.(1)	113,251	$14,636,559

		$14,636,559

Software — 7.2%
Intuit, Inc.(1)	36,770	$9,778,614
Microsoft Corp.(1)	232,385	32,308,486

		$42,087,100

Specialty Retail — 4.2%
Best Buy Co., Inc.(1)	130,900	$9,030,791
Lowe’s Cos., Inc.(1)	82,365	9,056,856
Tractor Supply Co.(1)	72,069	6,517,920

		$24,605,567

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.(1)	104,426	$23,388,291

		$23,388,291

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B(1)	94,131	$8,840,784

		$8,840,784

Total Common Stocks (identified cost $457,023,317)		$575,034,012

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(3)	7,157,435	$7,156,719

Total Short-Term Investments (identified cost $7,156,719)		$7,156,719

Total Purchased Put Options — 0.3% (identified cost $3,098,447)		$1,857,728

Total Investments — 100.2% (identified cost $467,278,483)		$584,048,459

Total Written Call Options — (0.3)% (premiums received $3,407,638)		$(1,612,633)

Other Assets, Less Liabilities — 0.1%		$666,747

Net Assets — 100.0%		$583,102,573

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Purchased Put Options — 0.3%

Exchange-Traded Options — 0.3%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	158	$47,032,492	$2,790	10/2/19	$1,580
S&P 500 Index	157	46,734,818	2,875	10/4/19	23,158
S&P 500 Index	157	46,734,818	2,875	10/7/19	39,250
S&P 500 Index	157	46,734,818	2,875	10/9/19	76,145
S&P 500 Index	155	46,139,470	2,915	10/11/19	199,175
S&P 500 Index	156	46,437,144	2,890	10/14/19	172,380
S&P 500 Index	156	46,437,144	2,885	10/16/19	200,460
S&P 500 Index	155	46,139,470	2,900	10/18/19	272,800
S&P 500 Index	154	45,841,796	2,870	10/21/19	218,680
S&P 500 Index	155	46,139,470	2,835	10/23/19	182,125
S&P 500 Index	155	46,139,470	2,850	10/25/19	237,925
S&P 500 Index	155	46,139,470	2,840	10/28/19	234,050

Total					$1,857,728

Written Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	158	$47,032,492	$2,980	10/2/19	$(163,530)
S&P 500 Index	157	46,734,818	3,030	10/4/19	(14,915)
S&P 500 Index	157	46,734,818	3,030	10/7/19	(26,298)
S&P 500 Index	157	46,734,818	3,030	10/9/19	(48,278)
S&P 500 Index	155	46,139,470	3,060	10/11/19	(17,437)
S&P 500 Index	156	46,437,144	3,045	10/14/19	(50,700)
S&P 500 Index	156	46,437,144	3,040	10/16/19	(91,260)
S&P 500 Index	155	46,139,470	3,050	10/18/19	(82,150)
S&P 500 Index	154	45,841,796	3,035	10/21/19	(159,390)
S&P 500 Index	155	46,139,470	3,020	10/23/19	(285,200)
S&P 500 Index	155	46,139,470	3,025	10/25/19	(291,400)
S&P 500 Index	155	46,139,470	3,020	10/28/19	(382,075)

Total					$(1,612,633)

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$1,857,728	$—
Written options		(1,612,633)

Total	$1,857,728	$(1,612,633)

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $7,156,719, which represents 1.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$12,951,917	$139,257,885	$(145,053,861)	$1,642	$(864)	$7,156,719	$106,347	7,157,435

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$575,034,012 *	$—	$—	$575,034,012
Short-Term Investments	—	7,156,719	—	7,156,719
Purchased Put Options	1,857,728	—	—	1,857,728
Total Investments	$576,891,740	$7,156,719	$—	$584,048,459

Liability Description
Written Call Options	$(1,612,633)	$—	$—	$(1,612,633)
Total	$(1,612,633)	$—	$—	$(1,612,633)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.